Taxation - Schedule of composition of income tax expense benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation [Abstract]
Current income tax expenses	¥ 13,844		¥ 15,611	¥ 2,929
Deferred tax benefit			(8,963)
Income tax expenses	¥ 13,844	$ 2,007	¥ 6,648	¥ 2,929